Other Long-Term Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets

Note 6—Other Long-Term Assets

Other long-term assets consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Advance mining royalties	$23,133	$11,268
ABL Facility origination fees	2,002	3,003
Other	2,205	7,716
Total other long-term assets	$27,340	$21,987